Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between compensation actually paid to our Named Executive Officers (NEOs) and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (1) (2)	Total Shareholder Return	Peer Group Total Shareholder Return (3)T	Net Income ($ millions)	Adjusted Operating Income ($ millions) (4)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	$6,260,806	($592,211)	$1,366,683	$642,330	$170.74	$143.03	$24.0	$189.0

2021	$7,222,516	$13,324,194	$978,317	$1,334,099	$236.32	$137.50	$59.1	$128.6

2020	$6,896,277	$14,231,265	$1,587,183	$1,590,991	$174.54	$119.63	$308.1	$149.8

(1)
Ms. Evanko served as principal executive officer (PEO) for the full year of each 2022, 2021 and 2020. Our non-PEO
named executive officers (NEOs) included: (a) for 2022, Mr. Brinkman, Mr. Hotchkiss, Mr. Vinci, Mr. Ducote and Mr. Belling; (b) for 2021, Mr. Brinkman, Mr. Hotchkiss, Mr. Vinci, Mr. Ducote, Mr. Belling and Scott Merkle (our former CFO); and (c) for 2020, Mr. Hotchkiss, Mr. Vinci and John Bishop (our former COO).

(2)
The following amounts were deducted from/added to Summary Compensation Table t otal
compensation in accordance with the
SEC-mandated
adjustments to calculate Compensation Actually Paid (“CAP”) to our principal executive officer (PEO) and average CAP to our non-PEO
named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2020	2021	2022

SCT Total	$6,896,277	$7,222,516	$6,260,806

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($4,681,840)	($6,216,525)	($4,639,091)

± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$6,412,723	$6,796,986	$2,500,606

± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$5,611,101	$3,321,555	($4,181,594)

± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($6,996)	$2,199,662	($532,938)

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0

+ Dividends Accrued During Fiscal Year	$0	$0	$0

Compensation Actually Paid	$14,231,265	$13,324,194	($592,211)

Non-PEO
NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2020	2021	2022

Average SCT Total	$1,587,183	$978,317	$1,366,683

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($697,403)	($520,329)	($887,319)

± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$549,687	$569,911	$569,628

± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$361,663	$283,527	($351,834)

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$467	$62

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$4,861	$22,206	($54,888)

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($215,001)	$0	$0

+ Dividends Accrued During Fiscal Year	$0	$0	$0

Average Compensation Actually Paid	$1,590,991	$1,334,099	$642,330

(3)
Our Peer Group Index is composed of oil field equipment/service and other comparable industrial companies. It is comprised of Air Products and Chemicals, Inc., Baker Hughes Company, Barnes Group Inc., ChampionX Corporation, Cheniere Energy, Inc., CIMC Enric Holdings Limited, CNH Industrial N.V., EnPro Industries, Inc., ESCO Technologies Inc., Franklin Electric Co., Inc., Harsco Corporation, IDEX Corporation, ITT Inc., New Fortress Energy LLC, NIKKISO CO., LTD., Plug Power Inc., SPX Corporation and Worthington Industries, Inc.

(4)	Adjusted Operating Income is a non-GAAP measure and is calculated for the periods presented by adding restructuring, transaction-related and other one-time costs to Operating Income, as reported.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote [Text Block]	Our
non-PEO
	named executive officers (NEOs) included: (a) for 2022, Mr. Brinkman, Mr. Hotchkiss, Mr. Vinci, Mr. Ducote and Mr. Belling; (b) for 2021, Mr. Brinkman, Mr. Hotchkiss, Mr. Vinci, Mr. Ducote, Mr. Belling and Scott Merkle (our former CFO); and (c) for 2020, Mr. Hotchkiss, Mr. Vinci and John Bishop (our former COO).
Peer Group Issuers, Footnote [Text Block]	Our Peer Group Index is composed of oil field equipment/service and other comparable industrial companies. It is comprised of Air Products and Chemicals, Inc., Baker Hughes Company, Barnes Group Inc., ChampionX Corporation, Cheniere Energy, Inc., CIMC Enric Holdings Limited, CNH Industrial N.V., EnPro Industries, Inc., ESCO Technologies Inc., Franklin Electric Co., Inc., Harsco Corporation, IDEX Corporation, ITT Inc., New Fortress Energy LLC, NIKKISO CO., LTD., Plug Power Inc., SPX Corporation and Worthington Industries, Inc.
PEO Total Compensation Amount	$ 6,260,806	$ 7,222,516	$ 6,896,277
PEO Actually Paid Compensation Amount	$ (592,211)	13,324,194	14,231,265
Adjustment To PEO Compensation, Footnote [Text Block]
PEO SCT Total to CAP Reconciliation

Fiscal Year	2020	2021	2022

SCT Total	$6,896,277	$7,222,516	$6,260,806

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($4,681,840)	($6,216,525)	($4,639,091)

± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$6,412,723	$6,796,986	$2,500,606

± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$5,611,101	$3,321,555	($4,181,594)

± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($6,996)	$2,199,662	($532,938)

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0

+ Dividends Accrued During Fiscal Year	$0	$0	$0

Compensation Actually Paid	$14,231,265	$13,324,194	($592,211)

Non-PEO NEO Average Total Compensation Amount	$ 1,366,683	978,317	1,587,183
Non-PEO NEO Average Compensation Actually Paid Amount	$ 642,330	1,334,099	1,590,991
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Non-PEO
NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2020	2021	2022

Average SCT Total	$1,587,183	$978,317	$1,366,683

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($697,403)	($520,329)	($887,319)

± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$549,687	$569,911	$569,628

± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$361,663	$283,527	($351,834)

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$467	$62

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$4,861	$22,206	($54,888)

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($215,001)	$0	$0

+ Dividends Accrued During Fiscal Year	$0	$0	$0

Average Compensation Actually Paid	$1,590,991	$1,334,099	$642,330

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The four items listed below represent the most important performance metrics we used to determine CAP for 2022 as further described in our Compensation Discussion and Analysis within the sections titled “Elements of Compensation.”

Most Important Performance Measures
☐ Adjusted Operating Income ☐ Free Cash Flow ☐ ROIC ☐ Relative TSR

Total Shareholder Return Amount	$ 170.74	236.32	174.54
Peer Group Total Shareholder Return Amount	143.03	137.5	119.63
Net Income (Loss)	$ 24,000,000	$ 59,100,000	$ 308,100,000
Company Selected Measure Amount	189,000,000	128,600,000	149,800,000
PEO Name	Ms. Evanko
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Non-GAAP Measure Description [Text Block]	Adjusted Operating Income is a non-GAAP measure and is calculated for the periods presented by adding restructuring, transaction-related and other one-time costs to Operating Income, as reported.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,639,091)	$ (6,216,525)	$ (4,681,840)
PEO [Member] | Fair Value at Fiscal YearEnd of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,500,606	6,796,986	6,412,723
PEO [Member] | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,181,594)	3,321,555	5,611,101
PEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(532,938)	2,199,662	(6,996)
PEO [Member] | Fair Value as of Prior Fiscal YearEnd of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends Accrued During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(887,319)	(520,329)	(697,403)
Non-PEO NEO [Member] | Fair Value at Fiscal YearEnd of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	569,628	569,911	549,687
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(351,834)	283,527	361,663
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	62	467	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(54,888)	22,206	4,861
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal YearEnd of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(215,001)
Non-PEO NEO [Member] | Dividends Accrued During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0